Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 132	$ 136	$ 157
Charged to Cost and and Expenses	42	16	54
Deductions	(42)	(20)	(75)
Balance at End of Period	132	132	136
Deferred tax valuation allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	192	348	178
Charged to Cost and and Expenses	12	(150)	75
Deductions	10	(6)	95
Balance at End of Period	$ 214	$ 192	$ 348